Account Payable	6 Months Ended
Jun. 30, 2026
Account Payable [Abstract]
ACCOUNT PAYABLE
11.	account PAYABLE

Trade accounts payable primarily relate to:

	December 31, 2025	June 30, 2026
Commodity trading purchases	$7,336	$426
Server and equipment purchases	11,359	11,359
Operating service arrangements	652	259
	$19,347	$12,044

Long-outstanding balances

Certain balances within accounts payable originated from transactions entered into during 2021 and 2022 and remained unsettled as of June 30, 2026.

The most significant long-outstanding payable relates to a supercomputing server purchase agreement entered into in April 2021 with an outstanding balance of approximately $11.4 million as of June 30, 2026. Management represented that the balance remains payable and enforceable and that settlement discussions with the counterparty remain ongoing.

Management evaluated the long-outstanding balances as of June 30, 2026 and concluded that no derecognition adjustment was required. However, the assessment involves significant judgment regarding:

●	enforceability of contractual obligations;

●	settlement expectations;

●	underlying commercial substance; and

●	classification of balances arising from trading arrangements.